Financial Risk Management - Credit Risk - Investments in debt instruments (Details) - Credit risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
BP Capital Markets America Inc | Largest single issuer of corporate bonds
Financial Risk Management
Investments in debt instruments	$ 444.7
Risk exposure percentage	0.70%
Bank of Nova Scotia | Largest single issuer of corporate bonds
Financial Risk Management
Investments in debt instruments		$ 453.0
Risk exposure percentage		0.70%
Investments in debt instruments
Financial Risk Management
Risk exposure percentage	100.00%	100.00%
Corporate and other
Financial Risk Management
Risk exposure percentage	19.80%	20.60%
Bonds, Excluding U.S., Canadian and United Kingdom Sovereign Government Bonds | Ten largest issuers
Financial Risk Management
Investments in debt instruments	$ 4,931.0	$ 4,704.6
Risk exposure percentage	7.30%	7.30%
AAA/Aaa | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	50.10%	52.50%
AA/Aa | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	6.10%	4.10%
AA/Aa | Canadian provincials
Financial Risk Management
Net purchases of bonds	$ 192.1
AA/Aa | Corporate and other
Financial Risk Management
Net purchases of bonds	91.2
AA/Aa | Other government bonds
Financial Risk Management
Net purchases of bonds	$ 203.0
A/A | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	11.20%	10.70%
A/A | Other government bonds
Financial Risk Management
Net purchases of bonds	$ 165.9
A/A | Corporate and other
Financial Risk Management
Net purchases of bonds	$ 263.0
BBB/Baa | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	12.50%	11.80%
BBB/Baa | Corporate and other
Financial Risk Management
Net sales of bonds	$ 145.7
BBB/Baa | Other government bonds
Financial Risk Management
Net purchases of bonds	$ 725.8
BB/Ba | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	3.00%	3.90%
BB/Ba | Corporate and other
Financial Risk Management
Net sales of bonds	$ 176.2
B/B | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	0.40%	0.50%
B/B | Other government bonds
Financial Risk Management
Net purchases of bonds	$ 193.7
Lower than B/B | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	1.00%	0.30%
Unrated | Amynta Agency Inc.
Financial Risk Management
Investments in debt instruments	$ 156.2	$ 159.7
Unrated | ONX Inc.
Financial Risk Management
Investments in debt instruments	125.6	125.6
Unrated | Duke Royalty UK Limited
Financial Risk Management
Investments in debt instruments	114.6	92.5
Unrated | Mosaic Capital
Financial Risk Management
Investments in debt instruments	95.2	96.8
Unrated | Metlen Energy & Metals S.A.
Financial Risk Management
Investments in debt instruments	$ 86.8	101.4
Unrated | Blackberry Limited
Financial Risk Management
Investments in debt instruments		$ 148.9
Unrated | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	15.70%	16.20%
Unrated | Investments in first mortgage loans
Financial Risk Management
Investments in debt instruments	$ 4,777.8	$ 4,685.4
Net purchases of bonds	$ 103.5
Investment grade or better | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	79.90%	79.10%
AA or better | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	56.20%	56.60%
Amortized cost
Financial Risk Management
Investments in debt instruments	$ 38,721.1	$ 37,094.3
Amortized cost | AAA/Aaa
Financial Risk Management
Investments in debt instruments	19,394.3	19,301.4
Amortized cost | AA/Aa
Financial Risk Management
Investments in debt instruments	2,333.6	1,490.9
Amortized cost | A/A
Financial Risk Management
Investments in debt instruments	4,241.9	3,977.9
Amortized cost | BBB/Baa
Financial Risk Management
Investments in debt instruments	4,783.6	4,420.3
Amortized cost | BB/Ba
Financial Risk Management
Investments in debt instruments	1,316.4	1,422.0
Amortized cost | B/B
Financial Risk Management
Investments in debt instruments	167.4	184.0
Amortized cost | Lower than B/B
Financial Risk Management
Investments in debt instruments	291.4	87.6
Amortized cost | Unrated
Financial Risk Management
Investments in debt instruments	6,192.5	6,210.2
Fair value
Financial Risk Management
Investments in debt instruments	38,235.5	37,441.0
Fair value | AAA/Aaa
Financial Risk Management
Investments in debt instruments	19,168.0	19,670.5
Fair value | AA/Aa
Financial Risk Management
Investments in debt instruments	2,325.3	1,521.9
Fair value | A/A
Financial Risk Management
Investments in debt instruments	4,273.3	4,012.7
Fair value | BBB/Baa
Financial Risk Management
Investments in debt instruments	4,778.8	4,414.2
Fair value | BB/Ba
Financial Risk Management
Investments in debt instruments	1,128.4	1,445.9
Fair value | B/B
Financial Risk Management
Investments in debt instruments	171.7	182.5
Fair value | Lower than B/B
Financial Risk Management
Investments in debt instruments	364.6	113.7
Fair value | Unrated
Financial Risk Management
Investments in debt instruments	$ 6,025.4	$ 6,079.6